Contingencies and Commitments (Contingencies) (Details 1) (USD $) In Millions, unless otherwise specified		0 Months Ended	3 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2013 countries	Oct. 12, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan)	Sep. 30, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan)	Jul. 10, 2013 SCO Group claims	Dec. 31, 2013 Former IBM UK Defined Benefit Plan Participants IBM United Kingdom Limited claims	Jul. 25, 2013 Civil enforcement action with the SEC IBM Korea, LG IBM, IBM (China) Investment Company Limited and IBM Global Services (China) Co., Ltd.	Mar. 31, 2011 Civil enforcement action with the SEC IBM Korea, LG IBM, IBM (China) Investment Company Limited and IBM Global Services (China) Co., Ltd.	Feb. 13, 2014 State of Indiana Pending Litigation	Jul. 18, 2012 State of Indiana Pending Litigation
Contingencies:
Clients presence in number of countries	175
Loss Contingencies
Number of breaches of contract and copyright claims dismissed				7
Number of breaches of contract and copyright claims filed				10
Number of tortious interference claims dismissed				1
Amount of settlement to be paid/(received)							$ 10	$ (50)	$ (52)
Claims pending					290
Additional pre-tax retirement-related obligation recorded			162
Retirement age of employee under the C Plan		60 years
Retirement age of employee under the C Plan before modifications		63 years
Profits gained as a result of the conduct alleged in the SEC's complaint							5.3
Prejudgment interest							2.7
Civil penalty							2
Period for which reports are to be submitted to SEC and court on certain matters, including those relating to compliance with the FCPA						2 years
Income tax examination - Brazil, total potential liability	$ 700